Income Taxes - Principal components of deferred income tax asset and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Accrued expenses and payroll	¥ 39,407	$ 5,635	¥ 55,061
Tax loss carry forward	421,250	60,238	521,234
Unrealized other loss	30,930	4,423	13,132
Provision for impairment of investments	49,768	7,117	44,837
Provision for allowance of credit losses	38,592	5,519	39,099
Provision for contingent liability			24,758
Others	1,037	148	4,479
Gross deferred tax assets	580,984	83,080	702,600
Valuation allowance	(253,018)	(36,181)	(364,750)	¥ (319,780)	¥ (333,467)
Deferred tax assets	327,966	46,899	337,850
Deferred tax liabilities:
Unrealized investment income	50,455	7,215	67,073
Timing difference on revenue recognition	16,895	2,416	16,895
Dividend withholding tax	35,000	5,005
Acquired deferred tax liabilities (Note 7)	178,935	25,587	180,769
Deferred tax liabilities	¥ 281,285	$ 40,223	¥ 264,737